Vanguard® Global Wellesley Income Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (37.4%)
Canada (2.8%)
	Royal Bank of Canada	45,479	8,723
	Bank of Nova Scotia	98,363	7,893
	Enbridge Inc.	77,767	4,267
			20,883
France (2.2%)
	TotalEnergies SE	102,136	8,962
	Engie SA	136,311	4,205
	Publicis Groupe SA	18,833	1,832
*	Capgemini SE	12,641	1,489
			16,488
Germany (1.1%)
	Deutsche Telekom AG (Registered)	125,804	4,224
	Talanx AG	34,858	4,169
			8,393
Hong Kong (1.0%)
	AIA Group Ltd.	727,000	7,626
Indonesia (0.8%)
	Bank Central Asia Tbk. PT	18,211,200	5,819
Italy (1.2%)
	FinecoBank Banca Fineco SpA	369,974	9,027
Japan (2.4%)
	Isuzu Motors Ltd.	402,334	5,911
	KDDI Corp.	284,357	4,888
	Tokio Marine Holdings Inc.	88,788	3,943
	Shionogi & Co. Ltd.	182,334	3,429
			18,171
Netherlands (0.5%)
	Koninklijke KPN NV	684,311	3,565
Norway (1.4%)
	DNB Bank ASA	184,773	5,746
	Equinor ASA	127,744	4,618
			10,364
South Africa (0.6%)
	Anglo American plc	82,844	4,434
Spain (0.8%)
	Industria de Diseno Textil SA	90,319	5,566
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	138,602	10,268
United Kingdom (4.4%)
	BAE Systems plc	260,929	7,099
	AstraZeneca plc	37,879	7,033
	Compass Group plc	166,449	5,338
	Reckitt Benckiser Group plc	84,866	5,222
	Unilever plc	91,247	5,142
	National Grid plc	189,020	3,034
			32,868
United States (16.8%)
	Lamar Advertising Co. Class A	53,991	8,232
	Merck & Co. Inc.	61,551	7,307
	Ares Management Corp. Class A	55,528	7,135
	Texas Instruments Inc.	23,227	7,100
	Kimberly-Clark Corp.	67,830	6,620
	Philip Morris International Inc.	36,544	6,482

				Shares	Market Value ($000)
	Sempra			65,586	5,846
	M&T Bank Corp.			26,437	5,713
	Darden Restaurants Inc.			27,932	5,696
	Dominion Energy Inc.			82,947	5,553
	UnitedHealth Group Inc.			14,388	5,472
	PACCAR Inc.			47,935	5,291
	TransUnion			72,883	5,216
	Cisco Systems Inc.			42,322	5,096
	Elevance Health Inc.			12,759	5,017
	Roche Holding AG			11,834	4,979
	Deere & Co.			9,105	4,937
	Northrop Grumman Corp.			7,462	4,206
	Atmos Energy Corp.			23,099	3,907
	Johnson & Johnson			15,202	3,425
	Waste Management Inc.			16,056	3,395
	Progressive Corp.			13,917	2,650
	Home Depot Inc.			8,045	2,551
	Microsoft Corp.			4,030	1,814
	Marsh & McLennan Cos. Inc.			8,835	1,413
					125,053
Total Common Stocks (Cost $197,357)					278,525
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (10.9%)
[1,2]	Fannie Mae Pool	4.120%	10/1/2030	1,783	1,763
[1,2]	Fannie Mae Pool	4.200%	10/1/2030	3,740	3,709
[1,2]	Fannie Mae Pool	4.340%	8/1/2030	1,502	1,498
[1,2]	Fannie Mae Pool	4.400%	9/1/2030	1,775	1,775
[1,2]	Fannie Mae Pool	4.470%	5/1/2030	1,524	1,529
[1,2]	Fannie Mae Pool	4.830%	10/1/2030	1,475	1,498
[1,2]	Fannie Mae REMICS	2.500%	5/25/2045	337	316
[1,2]	Fannie Mae REMICS	3.000%	2/25/2049	33	33
[1,2]	Fannie Mae REMICS	3.500%	6/25/2044	43	42
[1,2]	Freddie Mac REMICS	1.750%	9/15/2042	280	265
[1]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2051	1,064	874
[1]	Ginnie Mae II Pool	2.500%	3/20/2051–12/20/2052	914	784
[1,3]	Ginnie Mae II Pool	3.000%	11/20/2049–6/15/2056	667	593
[1]	Ginnie Mae II Pool	3.500%	1/20/2052–3/20/2052	1,058	964
[1]	Ginnie Mae II Pool	4.000%	8/20/2052	646	608
[1]	Ginnie Mae II Pool	5.000%	9/20/2052	465	463
[1]	Ginnie Mae REMICS	2.500%	10/20/2049	958	850
[1]	Ginnie Mae REMICS	2.750%	9/20/2044	38	36
[1,2]	UMBS Pool	2.000%	4/1/2041–8/1/2051	3,571	2,944
[1,2]	UMBS Pool	2.500%	1/1/2052	1,439	1,218
[1,2]	UMBS Pool	3.000%	10/1/2051–4/1/2053	2,143	1,885
[1,2]	UMBS Pool	3.500%	7/1/2051–8/1/2052	914	838
[1,2]	UMBS Pool	4.000%	3/1/2046–8/1/2051	640	610
[1,2]	UMBS Pool	4.500%	1/1/2038–11/1/2052	1,270	1,251
[1,2]	UMBS Pool	5.000%	9/1/2052–5/1/2053	2,599	2,577
[1,2]	UMBS Pool	5.500%	1/1/2053–11/1/2054	6,273	6,336
[1,2]	UMBS Pool	6.000%	2/1/2053	2,050	2,110
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	2,335	2,297
	United States Treasury Note/Bond	1.750%	8/15/2041	670	446
	United States Treasury Note/Bond	2.000%	11/15/2041	578	398
	United States Treasury Note/Bond	2.375%	5/15/2051	894	554
	United States Treasury Note/Bond	2.500%	2/15/2045–2/15/2046	3,372	2,325
	United States Treasury Note/Bond	3.375%	11/30/2027–8/15/2042	4,734	4,656
	United States Treasury Note/Bond	3.500%	1/31/2028–3/15/2029	5,907	5,857
	United States Treasury Note/Bond	3.750%	4/30/2028–2/28/2033	4,115	4,092
	United States Treasury Note/Bond	3.875%	3/31/2028–4/30/2031	2,785	2,765
	United States Treasury Note/Bond	4.000%	1/31/2033–11/15/2042	327	305
	United States Treasury Note/Bond	4.125%	2/15/2036–8/15/2044	2,963	2,873
	United States Treasury Note/Bond	4.250%	2/15/2054	632	560
	United States Treasury Note/Bond	4.375%	5/15/2036–8/15/2043	1,075	1,055
[4]	United States Treasury Note/Bond	4.500%	2/15/2044–11/15/2054	1,528	1,436
	United States Treasury Note/Bond	4.625%	5/15/2044–11/15/2055	8,393	7,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.750%	11/15/2043–2/15/2056	6,240	6,029
[3]	United States Treasury Note/Bond	5.000%	5/15/2046–5/15/2056	480	482
Total U.S. Government and Agency Obligations (Cost $82,566)					81,479
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	59	59
United States (2.1%)
[1,5]	BRAVO Residential Funding Trust Series 2026-NQMR1	5.395%	8/25/2062	1,290	1,288
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	32	31
[1,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	115	91
[1,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	238	237
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.162%	10/25/2041	56	56
[1,5]	Ellington Financial Mortgage Trust Series 2026-NQM4	5.466%	4/25/2071	1,189	1,190
[1,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	294	296
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/2032	820	735
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	98	95
[1,5]	GS Mortgage-Backed Securities Trust Series 2026-DSC1	4.725%	5/25/2066	1,618	1,598
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/2026	681	672
[1,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	317	319
[1,5]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/2071	523	532
[1,5]	PRET Trust Series 2025-RPL2	4.000%	8/25/2064	1,049	1,017
[1,5]	PRET Trust Series 2025-RPL6	3.850%	9/25/2069	2,017	1,936
[1,5]	PRET Trust Series 2026-RPL1	4.150%	1/25/2070	1,150	1,114
[1,5]	RFR Trust Series 2025-SGRM	5.379%	3/11/2041	854	861
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/2058	3	3
[1,5]	Verus Securitization Trust Series 2025-R2	5.086%	7/25/2067	1,619	1,611
[1,5]	Verus Securitization Trust Series 2026-R2	5.389%	10/25/2067	954	954
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	239	240
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	193	194
[1,5]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	271	273
					15,343
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $15,489)					15,402
Corporate Bonds (34.2%)
Australia (0.3%)
[5]	Glencore Funding LLC	6.375%	10/6/2030	1,754	1,857
[5]	Glencore Funding LLC	6.500%	10/6/2033	199	216
[5]	Glencore Funding LLC	6.141%	4/1/2055	150	154
					2,227
Belgium (0.5%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	823	752
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/2031	355	385
[1,7]	Anheuser-Busch InBev SA/NV	2.875%	4/2/2032	1,550	1,765
[7]	Barry Callebaut Services NV	4.000%	6/14/2029	900	1,065
					3,967
Canada (0.8%)
[1,3]	Bank of Montreal	4.879%	6/2/2032	710	711
[8]	Emera Inc.	4.838%	5/2/2030	1,560	1,171
	Emera US Finance LP	2.639%	6/15/2031	1,199	1,076
	Enbridge Inc.	3.125%	11/15/2029	1,092	1,041
	Enbridge Inc.	4.900%	6/20/2030	260	262
[8]	Enbridge Inc.	6.100%	11/9/2032	888	716
[8]	Royal Bank of Canada	3.985%	7/22/2031	1,051	772
					5,749
Czech Republic (0.3%)
[1,7]	Ceska sporitelna A/S	3.743%	9/9/2032	2,000	2,321
Denmark (0.5%)
[1,9]	Danske Bank A/S	2.250%	1/14/2028	560	743
[5]	Danske Bank A/S	5.705%	3/1/2030	280	287
[1,7]	Jyske Bank A/S	4.125%	9/6/2030	1,435	1,708
[1,7]	Jyske Bank A/S	3.625%	4/29/2031	885	1,036
[1,7]	Jyske Bank A/S	3.500%	11/19/2031	175	204
					3,978
France (2.7%)
[5]	BNP Paribas SA	5.335%	6/12/2029	3,180	3,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BPCE SA	6.612%	10/19/2027	369	372
[5]	BPCE SA	5.281%	5/30/2029	280	285
[5]	BPCE SA	5.876%	1/14/2031	840	864
[5]	BPCE SA	5.389%	5/28/2031	375	380
[5]	BPCE SA	3.116%	10/19/2032	250	222
[1,7]	BPCE SA	4.000%	1/20/2034	300	352
[5]	BPCE SA	6.508%	1/18/2035	895	930
[7]	BPCE SFH SA	2.750%	2/12/2030	1,300	1,505
[1,7]	Carmila SA	3.875%	1/25/2032	500	578
[1,7]	CCF SFH SACA	3.000%	4/23/2030	1,900	2,211
[7]	Credit Agricole Home Loan SFH SA	2.625%	2/17/2031	600	688
[5]	Credit Agricole SA	4.818%	9/25/2033	1,150	1,125
[5]	Credit Agricole SA	5.862%	1/9/2036	641	661
[1,7]	Engie SA	3.250%	1/11/2032	1,300	1,500
[1,7]	Orange SA	3.500%	5/19/2035	500	572
[1,7]	Orange SA	3.750%	9/4/2037	700	802
[1,7]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/2028	800	930
[7]	Societe Generale SA	4.875%	11/21/2031	2,200	2,698
[5]	WEA Finance LLC	2.875%	1/15/2027	95	94
[5]	WEA Finance LLC	3.500%	6/15/2029	205	197
					20,191
Germany (1.3%)
[1,7]	Amprion GmbH	4.000%	5/21/2044	700	768
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	150	151
[1,7]	Eurogrid GmbH	3.722%	4/27/2030	1,600	1,890
[7]	Sirius Real Estate Ltd.	1.750%	11/24/2028	1,600	1,798
[7]	Sirius Real Estate Ltd.	4.000%	1/22/2032	100	115
[7]	Volkswagen Financial Services AG	3.250%	5/19/2027	1,600	1,870
[1,9]	Volkswagen Financial Services NV	5.500%	12/7/2026	500	676
[1,9]	Volkswagen Financial Services NV	5.875%	5/23/2029	800	1,097
[1,7]	Volkswagen International Finance NV	4.250%	3/29/2029	900	1,076
					9,441
Italy (0.6%)
[7]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	980	1,159
[1,7]	Credit Agricole Italia SpA	3.250%	2/15/2034	600	695
[7]	Intesa Sanpaolo SpA	3.625%	6/30/2028	2,250	2,664
					4,518
Japan (0.4%)
[5,7]	NTT Finance Corp.	3.678%	7/16/2033	1,565	1,824
[1,10]	Toyota Motor Finance Netherlands BV	2.130%	6/15/2027	805	1,049
					2,873
Luxembourg (0.4%)
[7]	JAB Holdings BV	4.375%	4/25/2034	1,500	1,787
[1,7]	P3 Group Sarl	4.000%	4/19/2032	515	599
[1,7]	P3 Group Sarl	3.750%	4/2/2033	225	256
					2,642
Norway (0.2%)
[1,7]	Var Energi ASA	5.500%	5/4/2029	1,175	1,444
Saudi Arabia (0.4%)
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	1,662	1,519
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	525	535
[5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	895	912
					2,966
South Africa (0.4%)
[5]	Anglo American Capital plc	4.750%	4/10/2027	600	602
[5]	Anglo American Capital plc	4.500%	3/15/2028	322	322
[5]	Anglo American Capital plc	2.625%	9/10/2030	2,042	1,878
					2,802
South Korea (0.1%)
[5]	LG Energy Solution Ltd.	5.250%	4/2/2031	940	943
Spain (0.4%)
[1,7]	Banco de Sabadell SA	3.500%	8/28/2026	1,700	1,988
[1]	Banco Santander SA	5.365%	7/15/2028	600	606
[7]	Cajamar Caja Rural SCC	3.375%	7/25/2029	200	235
					2,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Switzerland (0.3%)
[5]	UBS Group AG	4.194%	4/1/2031	1,147	1,120
[5]	UBS Group AG	6.301%	9/22/2034	929	991
					2,111
United Kingdom (3.5%)
[1,9]	Anglian Water Osprey Financing plc	6.750%	8/27/2031	550	744
[1,9]	Anglian Water Osprey Financing plc	6.375%	8/18/2033	1,085	1,413
	BAT Capital Corp.	5.350%	8/15/2032	215	221
	BAT Capital Corp.	5.625%	8/15/2035	1,458	1,505
	BAT Capital Corp.	7.079%	8/2/2043	629	700
	BAT Capital Corp.	4.540%	8/15/2047	127	104
[1,7]	British Telecommunications plc	3.875%	1/20/2034	1,190	1,396
[1,7]	Hammerson plc	3.500%	4/15/2032	1,425	1,617
	HSBC Holdings plc	5.210%	8/11/2028	925	932
	HSBC Holdings plc	4.899%	3/3/2029	410	412
	HSBC Holdings plc	5.240%	5/13/2031	1,456	1,475
	HSBC Holdings plc	4.619%	11/6/2031	255	252
	HSBC Holdings plc	4.675%	3/10/2032	895	884
[1,7]	London Power Networks plc	3.837%	6/11/2037	425	489
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/2038	635	561
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/2040	310	259
[1,7]	National Grid plc	0.163%	1/20/2028	925	1,029
[1,7]	National Grid plc	3.875%	1/16/2029	650	770
	Reynolds American Inc.	5.850%	8/15/2045	417	409
[1,7]	Severn Trent Utilities Finance plc	4.000%	3/5/2034	480	566
[1,9]	Severn Trent Utilities Finance plc	5.875%	7/31/2038	566	750
	Smith & Nephew plc	5.400%	3/20/2034	456	462
[9]	South West Water Finance plc	5.750%	12/11/2032	600	815
[1,9]	South West Water Finance plc	6.375%	8/5/2041	640	848
[1,9]	SW Finance I plc	5.750%	11/19/2030	1,200	1,588
[9]	SW Finance I plc	7.750%	10/31/2031	450	633
[1,9]	SW Finance I plc	6.875%	8/7/2032	850	1,166
[1,9]	SW Finance I plc	7.000%	4/16/2040	500	650
[1,7]	United Utilities Water Finance plc	3.750%	5/23/2034	990	1,148
[1,9]	Yorkshire Water Finance plc	6.375%	11/18/2034	305	419
[1,9]	Yorkshire Water Finance plc	5.500%	4/28/2035	1,575	2,013
					26,230
United States (21.1%)
[1]	AEP Texas Inc.	5.200%	4/15/2036	100	98
[11]	Aflac Inc.	1.726%	10/18/2030	250,000	1,530
	Alabama Power Co.	4.300%	1/2/2046	425	353
[7]	Alphabet Inc.	2.500%	5/6/2029	670	773
[7]	Alphabet Inc.	3.200%	5/11/2030	360	422
[8]	Alphabet Inc.	3.650%	5/15/2031	2,100	1,534
[10]	Alphabet Inc.	0.890%	3/3/2032	1,250	1,591
	American Express Co.	4.731%	4/25/2029	470	472
	American Express Co.	5.442%	1/30/2036	522	533
	American Express Co.	4.804%	10/24/2036	206	199
	American International Group Inc.	4.850%	5/7/2030	245	247
	American International Group Inc.	3.400%	6/30/2030	1,149	1,096
[7]	American Medical Systems Europe BV	3.500%	3/8/2032	195	228
[5]	American Transmission Systems Inc.	2.650%	1/15/2032	605	541
	Arizona Public Service Co.	3.750%	5/15/2046	325	244
	Arizona Public Service Co.	5.900%	8/15/2055	390	390
	Arthur J Gallagher & Co.	2.400%	11/9/2031	762	674
	Arthur J Gallagher & Co.	6.500%	2/15/2034	1,055	1,140
	AT&T Inc.	4.300%	12/15/2042	972	810
	AT&T Inc.	4.650%	6/1/2044	640	545
	AT&T Inc.	5.550%	11/1/2045	755	716
	AT&T Inc.	4.750%	5/15/2046	1,201	1,021
	AT&T Inc.	3.650%	6/1/2051	102	70
	AT&T Inc.	3.500%	9/15/2053	120	79
	AT&T Inc.	3.550%	9/15/2055	535	349
	AT&T Inc.	3.800%	12/1/2057	58	39
	AT&T Inc.	3.650%	9/15/2059	135	88
	AT&T Inc.	6.300%	10/30/2066	140	141
[5]	Athene Global Funding	2.646%	10/4/2031	1,258	1,097
[5]	Aviation Capital Group LLC	5.375%	7/15/2029	2,596	2,631
	Bank of America Corp.	5.872%	9/15/2034	1,409	1,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Becton Dickinson & Co.	3.828%	6/7/2032	1,095	1,293
[7]	BMS Ireland Capital Funding DAC	3.363%	11/10/2033	1,220	1,404
[7]	BMS Ireland Capital Funding DAC	4.581%	11/10/2055	1,070	1,218
	BP Capital Markets America Inc.	5.227%	11/17/2034	505	514
	BP Capital Markets America Inc.	3.001%	3/17/2052	235	150
[5]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,530	1,541
	CBRE Services Inc.	4.900%	1/15/2033	1,450	1,431
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	726	713
	Charter Communications Operating LLC	2.250%	1/15/2029	1,041	972
	Charter Communications Operating LLC	5.050%	3/30/2029	1,542	1,542
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	270	255
[5]	CNO Global Funding	4.875%	12/10/2027	210	210
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	350	352
[5]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	190	189
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	225	235
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,022	1,088
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	675	667
	CRH SMW Finance DAC	5.125%	1/9/2030	780	792
	Diamondback Energy Inc.	3.500%	12/1/2029	425	412
	Diamondback Energy Inc.	5.750%	4/18/2054	1,175	1,155
	Dominion Energy Inc.	4.600%	5/15/2028	400	401
[1]	Dominion Energy Inc.	3.375%	4/1/2030	92	88
[1]	Dominion Energy Inc.	4.900%	8/1/2041	247	227
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	250	250
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	280	249
	DTE Energy Co.	5.200%	4/1/2030	495	503
	Duke Energy Carolinas LLC	6.050%	4/15/2038	517	551
	Duke Energy Corp.	4.950%	9/15/2035	230	226
	Duke Energy Corp.	3.300%	6/15/2041	418	317
	Duke Energy Corp.	3.950%	8/15/2047	486	369
	Duke Energy Corp.	5.000%	8/15/2052	906	787
	Duke Energy Corp.	5.700%	9/15/2055	215	206
[1]	Duke Energy Indiana LLC	4.950%	3/15/2036	30	30
	Duke Energy Progress LLC	4.200%	8/15/2045	350	287
[7]	Eaton Capital ULC	3.550%	3/10/2034	900	1,045
[7]	Eaton Capital ULC	4.000%	3/10/2038	650	764
	Energy Transfer LP	5.200%	4/1/2030	90	92
	Energy Transfer LP	5.350%	1/15/2036	230	230
	Energy Transfer LP	5.150%	3/15/2045	581	517
	Energy Transfer LP	6.125%	12/15/2045	567	563
	Enterprise Products Operating LLC	5.200%	1/15/2036	335	337
	Enterprise Products Operating LLC	4.850%	3/15/2044	1,096	1,002
[5]	Equitable America Global Funding	3.950%	9/15/2027	270	268
[5]	ERAC USA Finance LLC	4.700%	4/30/2031	380	379
[5]	ERAC USA Finance LLC	5.250%	4/30/2036	2,195	2,194
	Eversource Energy	5.950%	7/15/2034	557	583
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	40	40
[5]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/2029	124	120
[5]	Fortitude Global Funding	4.625%	10/6/2028	840	832
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	501	527
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	1,105	1,150
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	976	1,032
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	200	211
[5]	Foundry JV Holdco LLC	6.400%	1/25/2038	235	251
	Georgia Power Co.	4.850%	3/15/2031	415	419
	Georgia Power Co.	4.950%	5/17/2033	515	519
	Georgia Power Co.	4.300%	3/15/2042	846	734
[1]	Georgia Power Co.	3.700%	1/30/2050	35	26
	Georgia Power Co.	5.125%	5/15/2052	700	646
	GLP Capital LP	5.300%	1/15/2029	1,173	1,181
	GLP Capital LP	3.250%	1/15/2032	658	590
	GLP Capital LP	5.250%	2/15/2033	355	349
	GLP Capital LP	6.750%	12/1/2033	1,029	1,095
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,952	1,979
	Goldman Sachs Group Inc.	4.516%	1/21/2032	1,940	1,910
[1,7]	Goldman Sachs Group Inc.	3.984%	12/18/2036	875	1,014
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,182	1,156
[5]	Gray Oak Pipeline LLC	3.450%	10/15/2027	702	690
	HCA Inc.	4.600%	11/15/2032	1,466	1,430
	HCA Inc.	5.600%	4/1/2034	1,361	1,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.125%	6/15/2039	922	874
	Home Depot Inc.	3.300%	4/15/2040	620	498
	Humana Inc.	5.550%	5/1/2035	120	120
	Humana Inc.	5.500%	3/15/2053	239	214
	Humana Inc.	5.750%	4/15/2054	100	93
	Humana Inc.	6.000%	5/1/2055	85	81
[5]	Hyundai Capital America	4.250%	9/18/2028	4,275	4,239
	Intel Corp.	4.600%	3/25/2040	1,440	1,299
	JBS NV	3.000%	5/15/2032	220	196
	JBS NV	5.750%	4/1/2033	2,677	2,752
	JBS NV	6.750%	3/15/2034	14	15
	JBS NV	5.950%	4/20/2035	120	124
[5]	JBS NV	5.625%	3/10/2037	395	394
	JBS NV	6.250%	3/1/2056	345	337
[5]	JBS NV	6.400%	5/10/2057	525	522
	JBS NV	6.375%	4/15/2066	305	298
[1,7]	John Deere Bank SA	3.300%	10/15/2029	820	964
	JPMorgan Chase & Co.	6.087%	10/23/2029	919	950
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,363	1,384
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,522	1,524
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,118	2,273
	JPMorgan Chase & Co.	5.572%	4/22/2036	1,542	1,586
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	500	396
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	710	521
	Kenvue Inc.	4.900%	3/22/2033	641	645
	Kilroy Realty LP	3.050%	2/15/2030	607	559
	Kilroy Realty LP	2.650%	11/15/2033	553	445
	Kilroy Realty LP	5.875%	10/15/2035	1,159	1,136
[5]	Liberty Mutual Group Inc.	4.569%	2/1/2029	462	461
[5]	Lincoln Financial Global Funding	4.625%	5/28/2028	275	275
	LXP Industrial Trust	6.750%	11/15/2028	385	401
[5,7]	Maple Parent Holdings Corp.	4.728%	3/26/2035	2,235	2,644
[5]	Mars Inc.	5.000%	3/1/2032	581	587
[5]	Mars Inc.	5.200%	3/1/2035	1,363	1,372
[5]	Mars Inc.	5.650%	5/1/2045	1,185	1,175
[5]	Mars Inc.	5.700%	5/1/2055	584	576
	Meta Platforms Inc.	6.200%	5/15/2046	500	505
[8]	Metropolitan Life Global Funding I	4.000%	1/12/2033	631	457
[1]	Morgan Stanley	3.772%	1/24/2029	175	173
	Morgan Stanley	4.238%	1/9/2030	2,320	2,295
	Morgan Stanley	4.493%	1/16/2032	2,380	2,342
[1]	Morgan Stanley	2.511%	10/20/2032	1,571	1,392
	Morgan Stanley	5.587%	1/18/2036	748	767
[1]	Morgan Stanley Bank NA	4.788%	5/10/2030	250	251
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	365	364
[5]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	435	439
	NiSource Inc.	5.250%	3/30/2028	255	259
	NiSource Inc.	5.350%	7/15/2035	774	783
	NiSource Inc.	5.850%	4/1/2055	859	850
[5]	NLG Global Funding	4.350%	9/15/2030	655	641
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	280	214
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	12	8
	Novartis Capital Corp.	4.600%	3/18/2033	325	323
	Novartis Capital Corp.	5.600%	3/18/2046	85	86
	Novartis Capital Corp.	5.700%	3/18/2056	45	46
[5]	Oglethorpe Power Corp.	6.191%	1/1/2031	178	186
	Oglethorpe Power Corp.	4.550%	6/1/2044	20	20
	Oglethorpe Power Corp.	4.250%	4/1/2046	81	63
[5]	Ohio Edison Co.	4.950%	12/15/2029	105	106
[5]	ONEOK Inc.	5.625%	1/15/2028	916	927
	ONEOK Inc.	4.750%	10/15/2031	425	422
	ONEOK Inc.	5.050%	11/1/2034	989	973
	ONEOK Inc.	5.050%	4/1/2045	692	608
	ONEOK Inc.	6.625%	9/1/2053	829	871
	Oracle Corp.	4.550%	2/4/2029	395	391
	Oracle Corp.	4.125%	5/15/2045	70	50
	Oracle Corp.	5.875%	9/26/2045	629	562
	Oracle Corp.	6.550%	2/4/2046	620	597
	Oracle Corp.	4.000%	7/15/2046	45	31
	Oracle Corp.	4.000%	11/15/2047	45	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.600%	4/1/2050	1,475	918
	Oracle Corp.	3.950%	3/25/2051	214	140
	Oracle Corp.	5.550%	2/6/2053	136	112
	Oracle Corp.	5.375%	9/27/2054	115	92
	Oracle Corp.	6.000%	8/3/2055	115	100
	Oracle Corp.	6.850%	2/4/2066	375	360
	Pacific Gas & Electric Co.	5.200%	5/1/2036	50	49
	Pacific Gas & Electric Co.	4.500%	7/1/2040	237	204
	Pacific Gas & Electric Co.	4.750%	2/15/2044	375	317
	Pacific Gas & Electric Co.	4.950%	7/1/2050	2,451	2,055
	Pacific Gas & Electric Co.	6.000%	5/1/2056	60	58
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	370	380
[5]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	2,010	2,037
[5]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	220	223
[5]	Penske Truck Leasing Co. LP	4.550%	1/15/2031	1,675	1,655
	Philip Morris International Inc.	4.250%	10/29/2032	1,156	1,122
	Philip Morris International Inc.	5.375%	2/15/2033	350	360
	Philip Morris International Inc.	4.900%	11/1/2034	1,447	1,441
	Philip Morris International Inc.	4.625%	10/29/2035	920	888
	Philip Morris International Inc.	4.875%	4/29/2036	1,315	1,289
[5]	Pricoa Global Funding I	4.700%	5/28/2030	150	150
[8]	Prologis LP	4.200%	2/15/2033	1,051	766
[5]	Protective Life Global Funding	4.803%	6/5/2030	335	335
[5]	Protective Life Global Funding	5.432%	1/14/2032	1,379	1,411
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	428	437
[1]	Prudential Financial Inc.	3.700%	3/13/2051	830	605
	Public Service Co. of Colorado	4.150%	3/13/2029	500	496
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,395	1,409
[1]	Public Service Electric & Gas Co.	3.100%	3/15/2032	895	825
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	570	579
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	550	561
	QUALCOMM Inc.	4.500%	5/20/2052	160	134
[7]	Realty Income Corp.	4.875%	7/6/2030	115	141
[5]	RGA Global Funding	5.448%	5/24/2029	580	592
[5]	RGA Global Funding	5.250%	1/9/2030	710	720
[5]	Sammons Financial Group Global Funding	4.950%	6/12/2030	1,380	1,376
[5]	SBA Tower Trust	1.631%	11/15/2026	615	607
[1]	SCE Recovery Funding LLC	0.861%	11/15/2031	131	118
[1]	SCE Recovery Funding LLC	1.942%	5/15/2038	105	82
[1]	SCE Recovery Funding LLC	2.510%	11/15/2043	60	41
[1]	Shell Finance US Inc.	4.000%	5/10/2046	275	220
[5]	Shell Finance US Inc.	3.000%	11/26/2051	340	220
	Southern California Edison Co.	4.000%	4/1/2047	730	544
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	90	89
	Southwestern Electric Power Co.	5.200%	4/1/2036	1,825	1,805
[1]	SSM Health Care Corp.	3.823%	6/1/2027	380	378
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/2034	662	652
	T-Mobile USA Inc.	3.875%	4/15/2030	583	567
	T-Mobile USA Inc.	4.625%	1/15/2033	2,381	2,342
	T-Mobile USA Inc.	5.050%	7/15/2033	560	564
	T-Mobile USA Inc.	5.875%	11/15/2055	553	544
	Toledo Hospital	5.750%	11/15/2038	70	70
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	426	430
[5]	VICI Properties LP	4.625%	12/1/2029	1,009	993
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	1,070	1,054
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	480	466
[1,8]	Walt Disney Co.	3.057%	3/30/2027	1,225	889
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	65	66
[5]	Whistler Pipeline LLC	5.400%	9/30/2029	841	857
[5]	Whistler Pipeline LLC	5.700%	9/30/2031	565	581
					157,498
Total Corporate Bonds (Cost $254,629)					254,730
Sovereign Bonds (11.6%)
Australia (1.2%)
[1,12]	Commonwealth of Australia	2.750%	11/21/2027	160	112
[1,12]	Commonwealth of Australia	2.250%	5/21/2028	1,183	814
[1,12]	Commonwealth of Australia	2.750%	11/21/2028	2,209	1,524
[1,12]	Commonwealth of Australia	3.250%	4/21/2029	3,779	2,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,12]	Commonwealth of Australia	1.000%	11/21/2031	181	108
[1,12]	Commonwealth of Australia	3.750%	5/21/2034	1,018	684
[1,12]	Commonwealth of Australia	3.500%	12/21/2034	1,306	856
[1,12]	Commonwealth of Australia	4.250%	12/21/2035	2,950	2,028
					8,753
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/2030	200	181
Bulgaria (0.2%)
[1,7]	Republic of Bulgaria	4.125%	5/7/2038	1,115	1,300
Canada (1.0%)
[8]	Canadian Government Bond	2.750%	9/1/2027	1,100	799
[8]	Canadian Government Bond	2.500%	11/1/2027	1,885	1,363
[8]	Canadian Government Bond	3.250%	12/1/2035	128	92
[8]	Canadian Government Bond	3.500%	12/1/2045	110	78
[8]	Canadian Government Bond	2.750%	12/1/2055	539	318
[8]	City of Montreal	3.500%	12/1/2038	910	607
[8]	City of Toronto	3.200%	8/1/2048	1,000	554
[1,12]	Province of British Columbia	5.250%	5/23/2034	2,850	2,037
[1,10]	Province of Ontario	0.250%	6/28/2029	1,075	1,361
[8]	Regional Municipality of York	2.150%	6/22/2031	500	346
					7,555
Chile (0.1%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	800	791
France (0.5%)
[1,7]	Caisse Francaise de Financement Local SA	3.125%	7/20/2033	1,300	1,499
[1,5,7]	French Republic	2.500%	5/25/2030	985	1,133
[1,5,7]	French Republic	3.200%	5/25/2035	870	992
[1,5,7]	French Republic	3.250%	5/25/2055	300	284
					3,908
Germany (6.3%)
[1,7]	Federal Republic of Germany	1.300%	10/15/2027	3,685	4,231
[7]	Federal Republic of Germany	0.000%	11/15/2028	10,870	11,928
[7]	Federal Republic of Germany	0.000%	2/15/2031	9,685	10,007
[7]	Federal Republic of Germany	2.200%	2/15/2034	9,095	10,146
[7]	Federal Republic of Germany	2.900%	2/15/2036	4,325	5,022
[1,7]	Federal Republic of Germany	2.600%	5/15/2041	3,890	4,171
[7]	Federal Republic of Germany	2.500%	8/15/2054	1,820	1,745
					47,250
Israel (0.1%)
	State of Israel	5.375%	3/12/2029	935	948
	State of Israel	5.500%	3/12/2034	200	203
					1,151
Italy (0.1%)
[1,7]	Republic of Italy	3.450%	2/1/2036	575	662
Japan (0.7%)
[1,11]	Japan	0.600%	6/20/2029	194,900	1,189
[1,11]	Japan	1.100%	6/20/2034	453,750	2,582
[1,11]	Japan	1.100%	6/20/2043	111,250	495
[1,11]	Japan	1.300%	12/20/2043	31,050	141
[1,11]	Japan	0.700%	6/20/2051	80,700	251
[1,11]	Japan	0.700%	9/20/2051	4,850	15
[1,11]	Japan	1.200%	6/20/2053	15,900	55
[1,11]	Japan	1.600%	12/20/2053	19,700	76
[1,11]	Japan	3.400%	12/20/2055	34,450	198
					5,002
Mexico (0.2%)
	United Mexican States	6.400%	5/7/2054	980	921
	United Mexican States	6.750%	2/9/2056	505	495
					1,416
Saudi Arabia (0.4%)
[1,5]	Kingdom of Saudi Arabia	5.375%	1/13/2031	1,175	1,203
[1,5]	Kingdom of Saudi Arabia	5.625%	1/13/2035	829	867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,5]	Kingdom of Saudi Arabia	5.750%	1/16/2054	643	620
					2,690
Spain (0.1%)
[5,7]	Kingdom of Spain	0.600%	10/31/2029	420	457
Supranational (0.6%)
[1,7]	European Union	0.000%	7/4/2035	865	756
[1,7]	European Union	0.200%	6/4/2036	740	637
[1,7]	European Union	4.000%	4/4/2044	590	701
[1,7]	European Union	2.625%	2/4/2048	2,605	2,458
					4,552
United Kingdom (0.1%)
[9]	United Kingdom	0.875%	1/31/2046	425	260
[9]	United Kingdom	5.375%	1/31/2056	640	846
					1,106
Total Sovereign Bonds (Cost $88,014)					86,774
Taxable Municipal Bonds (0.7%)
United States (0.7%)
	Broward County FL Airport System Revenue	3.477%	10/1/2043	80	67
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	32	35
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	60	48
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	30	25
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	504	537
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	60	56
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	210	145
	Illinois GO	5.100%	6/1/2033	3,049	3,087
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	195	215
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	155	167
[13]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	525	550
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	160	102
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	135	136
Total Taxable Municipal Bonds (Cost $5,471)					5,170
				Shares
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[14]	Vanguard Market Liquidity Fund (Cost $19,784)	3.667%		197,862	19,784
Total Investments (99.6%) (Cost $663,310)					741,864
Other Assets and Liabilities—Net (0.4%)					2,966
Net Assets (100%)					744,830
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
4	Securities with a value of $168 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $85,538, representing 11.5% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Face amount denominated in Japanese yen.
12	Face amount denominated in Australian dollars.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(21)	(2,251)	(11)
Euro-Bund	June 2026	(12)	(1,770)	11
Ultra 10-Year U.S. Treasury Note	September 2026	(6)	(673)	(7)
				(7)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/30/2026	EUR	118	USD	138	—	—
Goldman Sachs International	6/30/2026	EUR	100	USD	117	—	—
Bank of America, N.A.	6/30/2026	GBP	740	USD	994	3	—
Bank of America, N.A.	6/30/2026	USD	13,512	AUD	18,872	—	(45)
Goldman Sachs International	6/30/2026	USD	10,559	CAD	14,563	—	(17)
JPMorgan Chase Bank, N.A.	6/30/2026	USD	4,201	CHF	3,287	—	(23)
JPMorgan Chase Bank, N.A.	6/30/2026	USD	117,214	EUR	100,562	—	(225)
JPMorgan Chase Bank, N.A.	6/30/2026	USD	935	EUR	800	—	—
JPMorgan Chase Bank, N.A.	6/30/2026	USD	12,970	GBP	9,623	11	—
JPMorgan Chase Bank, N.A.	6/30/2026	USD	2,507	GBP	1,870	—	(11)
JPMorgan Chase Bank, N.A.	6/30/2026	AUD	1,970	GBP	1,048	4	—
JPMorgan Chase Bank, N.A.	6/30/2026	EUR	282	GBP	244	1	—
JPMorgan Chase Bank, N.A.	6/30/2026	USD	5,200	JPY	825,457	5	—
JPMorgan Chase Bank, N.A.	6/30/2026	AUD	1,853	JPY	209,400	13	—
JPMorgan Chase Bank, N.A.	6/30/2026	GBP	305	JPY	65,000	2	—
JPMorgan Chase Bank, N.A.	6/30/2026	USD	1	NOK	10	—	—
						39	(321)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NOK—Norwegian krone.
USD—U.S. dollar.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $786 in connection with open forward currency contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	140,957	4,979	—	145,936
Common Stocks—Other	—	132,589	—	132,589
U.S. Government and Agency Obligations	—	81,479	—	81,479
Asset-Backed/Commercial Mortgage-Backed Securities	—	15,402	—	15,402
Corporate Bonds	—	254,730	—	254,730
Sovereign Bonds	—	86,774	—	86,774
Taxable Municipal Bonds	—	5,170	—	5,170
Temporary Cash Investments	19,784	—	—	19,784
Total	160,741	581,123	—	741,864

Derivative Financial Instruments
Assets
Futures Contracts[1]	11	—	—	11
Forward Currency Contracts	—	39	—	39
Total	11	39	—	50
Liabilities
Futures Contracts[1]	(18)	—	—	(18)
Forward Currency Contracts	—	(321)	—	(321)
Total	(18)	(321)	—	(339)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.